Taxes - Income tax - Effective income tax on continuing operations - Additional information - Other reconciling items (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-deductible interests		€ 80	€ 97	€ 108
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Tax income, resulting from dispute over 3 % tax on dividends		€ 304
Tax on dividends in prior year (as a percent)	3.00%	3.00%
Tax income, resulting from the dispute over the share of expenses and charges on dividends			€ 190
Share of expenses and charges on dividends (as a percent)			5.00%